UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2006

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Sagamore Hill Capital Management LLC
Address:         1 Manhattanville Road
                 Purchase, NY 10577


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hanratty
Title:  Chief Compliance Officer
Phone:  914-460-4099


Signature, Place, and Date of Signing:

     /s/ John Hanratty              Purchase, NY               August 14, 2006
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: 142,888
                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.     Form 13F File Number     Name






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
------------------------------------------------------------------------------------------------------------------------------------
                ISSUER                        CDesc            CUSIP      Value        SHARES  SH    PUT_CALL   INVSTMT   OTHER_MGRS
------------------------------------------------------------------------------------------------------------------------------------
ATLAS AMERICA INC                            EQUITIES        049167109    11,169       249,263 SH
------------------------------------------------------------------------           -------------------------------------------------
BOSTON SCIENT-BSX                            EQUITIES        101137107     4,601       273,200 SH
------------------------------------------------------------------------           -------------------------------------------------
CARIBOU COFFEE CO INC                        EQUITIES        142042209       666        89,266 SH
------------------------------------------------------------------------           -------------------------------------------------
ISHARES RUSSELL 2000                         OPTIONS         464287655    28,584         4,000 SH     PUT
------------------------------------------------------------------------           -------------------------------------------------
DRL 4 3/4 PFD                                EQUITIES        25811P704     3,032        24,000 SH
------------------------------------------------------------------------           -------------------------------------------------
DURECT CORP.                                 EQUITIES        266605104     2,813       726,772 SH
------------------------------------------------------------------------           -------------------------------------------------
EDDIE BAUER HOLDINGS INC                     EQUITIES        071625107     2,510       218,300 SH
------------------------------------------------------------------------           -------------------------------------------------
ENCYSIVE PHARMACEUTICALS INC                 EQUITIES        29256X107     6,424       927,002 SH
------------------------------------------------------------------------           -------------------------------------------------
ENCYSIVE PHARMACEUTICALS 2.5 3/15/2012       FIXED INCOME    29256XAB3     5,515     6,525,000 PR
------------------------------------------------------------------------           -------------------------------------------------
GOODRICH PETROLEUM CORP                      EQUITIES        382410405     8,818       310,598 SH
------------------------------------------------------------------------           -------------------------------------------------
THE MILLS CP STK                             EQUITIES        601148109     3,215       120,200 SH
------------------------------------------------------------------------           -------------------------------------------------
ORTHODONTIC CENTERS OF AMERICA               EQUITIES        68750P103       408     1,275,000 SH
------------------------------------------------------------------------           -------------------------------------------------
ORBITAL SCIENCE 08/15/06 3.86 WTS [SCHA]     EQUITIES        685564148     8,339         5,544 SH
------------------------------------------------------------------------           -------------------------------------------------
ORBIMAGE INC                                 EQUITIES        68555Y101     2,521       170,924 SH
------------------------------------------------------------------------           -------------------------------------------------
OUTSOURCING SOLUTIONS                        EQUITIES        OSOL_A        4,179       104,466 SH
------------------------------------------------------------------------           -------------------------------------------------
PONIARD PHARMACEUTICALS INC                  EQUITIES        732449103     1,220     1,272,633 SH
------------------------------------------------------------------------           -------------------------------------------------
PRECISION DRILLING TRUST                     EQUITIES        740215108     1,505        45,317 SH
------------------------------------------------------------------------           -------------------------------------------------
NASDAQ 100 SHARES                            EQUITIES        631100104     7,420         2,000 SH
------------------------------------------------------------------------           -------------------------------------------------
NASDAQ 100 SHARES                            OPTIONS         631100104     7,752       200,000 SH     PUT
------------------------------------------------------------------------           -------------------------------------------------
REGENERON PHARMACEUTICAL                     EQUITIES        75886F107     8,708       679,287 SH
------------------------------------------------------------------------           -------------------------------------------------
REGENERON PHARMACEUTICAL                     OPTIONS         75886F107       262           204 SH     CALL
------------------------------------------------------------------------           -------------------------------------------------
SPRINT NEXTEL CORP (FON GROUP)               EQUITIES        852061100     5,002       250,202 SH
------------------------------------------------------------------------           -------------------------------------------------
SEA CONTAINERS LTD - CL A                    EQUITIES        811371707     1,085       228,400 SH
------------------------------------------------------------------------           -------------------------------------------------
TLC VISION CORP ADR                          EQUITIES        872549100       117        25,579 SH
------------------------------------------------------------------------           -------------------------------------------------
TIME WARNER INC (NEW)                        OPTIONS         887317105     1,650         1,000 SH     CALL
------------------------------------------------------------------------           -------------------------------------------------
TEXAS INSTRUMENT STK                         OPTIONS         882508104     1,489           500 SH     CALL
------------------------------------------------------------------------           -------------------------------------------------
USG STK-USG                                  OPTIONS         903293405       663           143 SH     CALL
------------------------------------------------------------------------           -------------------------------------------------
UNIVISION COMMUNICATIONS - A                 EQUITIES        914906102     5,511       164,500 SH
------------------------------------------------------------------------           -------------------------------------------------
CIA ANONIMA (CANTV)                          EQUITIES        204421101     2,184       111,145 SH
------------------------------------------------------------------------           -------------------------------------------------
WILLBROS GROUP INC.                          EQUITIES        969199108       572        30,205 SH
------------------------------------------------------------------------           -------------------------------------------------
WEYERHAEUSER CO CFD                          EQUITIES        962166104     4,955        79,600 SH
------------------------------------------------------------------------           -------------------------------------------------